Income Tax (Tables)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2022
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
December 31, 2021
Deferred tax asset
Start-up costs	80,282
Federal net operating loss	36,498
Total deferred tax asset	116,781
Valuation allowance	(116,781)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision (benefit)
For the period from February 18, 2021 (inception) through December 31, 2021
Federal
Current	$—
Deferred	(116,781)

State
Current	—
Deferred	—
Valuation allowance	116,781
Income tax provision	$—

Schedule of federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	—%
Meals and entertainment	%
Offering expenses	2.6%
Change in fair value of warrants	(25.6)%

Valuation allowance	2.0%
Income tax provision	—%

DIGERATI TECHNOLOGIES, INC [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	2022	2021
Net operating loss carryover	$5,534,915	$3,242,773
Valuation allowance	(5,534,915)	(3,242,773)
Total deferred tax asset, net	$-	$-

Schedule of federal income tax rate
	2022	2021
Expected Federal benefit (provision), at statutory rate	21.0%	21.0%
Change in valuation allowance	(21.0)%	(21.0)%
	0.0%	0.0%